Schedule of Additional Information About the Option Liability Subject to Measurement at Fair Value (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance as of December 31, 2022	$ 1,417
Balance as of December 31, 2023
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance as of December 31, 2022	1,417
Option issued	1,486
Change in fair value	(2,250)
Option exercise	(697)
Foreign currency exchange impact	44
Balance as of December 31, 2023